Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 13,269	$ 9,573
Accounts receivable, net of provision for credit losses (Note 4)	8,247	3,792
Deferred voyage expenses	75	58
Inventories	2,254	4,286
Prepaid expenses and other assets	4,223	1,670
Current assets from discontinued operations (Note 3)	47	47
Total current assets	28,115	19,426
FIXED ASSETS:
Advances for vessel acquisitions (Note 6)	2,811	0
Vessels, net (Note 6)	120,534	123,036
Property and equipment, net	106	151
Total fixed assets	123,451	123,187
NON-CURRENT ASSETS:
Right of use asset under operating leases (Note 8)	39	84
Deferred charges, net	1,908	1,408
Other non-current assets (Note 6)	0	819
Total non-current assets	1,947	2,311
Total assets	153,513	144,924
CURRENT LIABILITIES:
Current portion of long-term bank debt, net of unamortized deferred fin. costs (Note 7)	7,799	7,788
Related party financing, current, net of unamortized deferred fin. costs (Note 5)	4,864	0
Accounts payable, trade and other	1,677	5,742
Due to related parties (Note 5)	35	127
Accrued liabilities	2,831	1,342
Lease liabilities, current (Note 8)	37	66
Current liabilities from discontinued operations (Note 3)	116	120
Total current liabilities	17,359	15,185
LONG-TERM LIABILITIES:
Long-term bank debt, net of unamortized deferred financing costs (Note 7)	38,208	42,110
Other liabilities, non-current	261	262
Long-term lease liabilities (Note 8)	2	18
Commitments and contingencies (Note 8)
Total long-term liabilities	38,471	42,390
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, 793,657 and 0 issued and outstanding as at June 30, 2022 and December 31, 2021, respectively (Note 9)	8	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 10,395,030 and 5,082,726 issued and outstanding as at June 30, 2022 and December 31, 2021, respectively (Note 9)	104	51
Additional paid-in capital (Note 9)	475,193	457,439
Other comprehensive loss	(2)	(2)
Accumulated deficit	(377,620)	(370,139)
Total stockholders' equity	97,683	87,349
Total liabilities and stockholders' equity	$ 153,513	$ 144,924